Operating Segments and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2025
Operating Segments and Geographical Information [Abstract]
Schedule of Segment Information	e.Segment Information:
	For the period of six months ended June 30, 2025
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	$14,507	$4,903	$2,897	$20,114	$42,421
Intersegment revenues	25	-	37	-	62
Cost of revenue	9,921	3,163	2,315	15,987	31,386
Depreciation and amortization	422	121	122	352	1,017
Gross profit	$4,164	$1,619	$460	$3,775	$10,018

	For the period of six months ended June 30, 2024
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	$20,181	$5,255	$2,218	$21,484	$49,138
Intersegment revenues	1,761	104	-	-	1,865
Cost of revenue	11,465	3,491	2,751	17,623	35,330
Depreciation and amortization	490	88	-	423	1,001
Gross profit (loss)	$8,226	$1,676	$(533)	$3,438	$12,807

	For the period of three months ended June 30, 2025
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	$6,862	$2,489	$1,406	$9,297	$20,054
Intersegment revenues	-	-	-	-	-
Cost of revenue	5,064	1,584	1,123	7,478	15,249
Depreciation and amortization	222	62	63	172	519
Gross profit	$1,576	$843	$220	$1,647	$4,286

	For the period of three months ended June 30, 2024
	Aeronautics	Architecture	Automotive	Safety tech	Total
Revenues from external customers	$10,045	$2,625	$912	$10,827	$24,409
Intersegment revenues	782	104	-	-	886
Cost of revenue	6,056	1,661	1,060	8,546	17,323
Depreciation and amortization	236	48	-	210	494
Gross profit (loss)	$3,753	$916	$(148)	$2,071	$6,592

Schedule of Financial Statements
	For the three months ended, June 30		For the six months, ended June 30
	2025	2024	2025	2024
Total revenues for reportable segments	$20,054	$25,295	$42,483	$51,003
Elimination of intersegment revenues	-	(886)	(62)	(1,865)
Total consolidated revenues	20,054	24,409	42,421	49,138

Total reportable segment profit	4,286	6,592	10,018	12,807
Amounts not allocated to segments:
Research and development expenses, net	4,868	4,131	8,325	8,512
General and administrative expenses	6,076	5,271	11,773	11,400
Sales and marketing expenses	4,142	4,153	7,811	8,443
Depreciation and amortization	1,710	1,021	3,312	2,042
Other expenses, net	-	(63)	-	(38)
Consolidated operating loss	(12,510)	(7,921)	(21,203)	(17,552)
Other income	-	130	-	130
Financial expenses, net	1,790	(15,274)	(240)	(18,828)
Consolidated loss before income taxes	$(10,720)	$(23,065)	$(21,443)	$(36,250)

Schedule of Revenue by Region

The following table summarizes revenue by region based on the shipping address of customers:

	For the three months ended June 30		For the six months ended June 30
	2025	2024	2025	2024
United States	$3,901	$6,686	$9,196	$13,954
Israel	472	171	956	432
France	6,618	7,280	12,003	12,375
United Kingdom	1,870	2,025	5,152	3,760
Rest of Europe	4,551	3,576	9,115	9,766
Asia	2,030	3,779	4,454	6,747
Rest of world	612	892	1,545	2,104
	$20,054	$24,409	$42,421	$49,138